American Century Investments®
Quarterly Portfolio Holdings
VP Value Fund
September 30, 2023

VP Value - Schedule of Investments
SEPTEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.1%
Aerospace and Defense — 1.8%
L3Harris Technologies, Inc.	28,500	4,962,420
RTX Corp.	139,450	10,036,216
		14,998,636
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., Class B	46,440	7,238,603
Automobile Components — 1.3%
BorgWarner, Inc.	131,599	5,312,652
Cie Generale des Etablissements Michelin SCA	178,560	5,465,178
		10,777,830
Automobiles — 0.8%
General Motors Co.	199,094	6,564,129
Banks — 10.8%
Bank of America Corp.	692,880	18,971,054
Comerica, Inc.	85,412	3,548,869
JPMorgan Chase & Co.	152,179	22,068,999
PNC Financial Services Group, Inc.	44,980	5,522,195
Prosperity Bancshares, Inc.	76,459	4,173,132
Truist Financial Corp.	333,220	9,533,424
U.S. Bancorp	544,998	18,017,634
Wells Fargo & Co.	260,382	10,639,208
		92,474,515
Beverages — 0.7%
Anheuser-Busch InBev SA	103,290	5,726,000
Building Products — 0.4%
Cie de Saint-Gobain	62,640	3,749,028
Capital Markets — 5.0%
Bank of New York Mellon Corp.	319,760	13,637,764
BlackRock, Inc.	6,820	4,409,062
Charles Schwab Corp.	120,370	6,608,313
Invesco Ltd.	455,356	6,611,769
Northern Trust Corp.	96,907	6,733,098
State Street Corp.	73,430	4,916,873
		42,916,879
Chemicals — 0.6%
Akzo Nobel NV	65,490	4,721,726
Communications Equipment — 3.6%
Cisco Systems, Inc.	418,983	22,524,526
F5, Inc.(1)	48,606	7,832,371
		30,356,897
Consumer Staples Distribution & Retail — 2.3%
Dollar Tree, Inc.(1)	82,530	8,785,318
Koninklijke Ahold Delhaize NV	373,700	11,263,201
		20,048,519
Containers and Packaging — 0.8%
Packaging Corp. of America	42,760	6,565,798
Diversified Telecommunication Services — 3.6%
AT&T, Inc.	891,568	13,391,352
Verizon Communications, Inc.	536,791	17,397,396
		30,788,748

Electric Utilities — 2.4%
Duke Energy Corp.	93,730	8,272,610
Edison International	125,100	7,917,579
Eversource Energy	68,370	3,975,715
		20,165,904
Electrical Equipment — 1.4%
Emerson Electric Co.	75,679	7,308,321
Signify NV	179,260	4,810,032
		12,118,353
Energy Equipment and Services — 2.2%
Baker Hughes Co.	259,406	9,162,220
Halliburton Co.	60,958	2,468,799
Schlumberger NV	119,699	6,978,452
		18,609,471
Entertainment — 1.4%
Walt Disney Co.(1)	146,380	11,864,099
Financial Services — 4.9%
Berkshire Hathaway, Inc., Class A(1)	50	26,573,850
Berkshire Hathaway, Inc., Class B(1)	42,764	14,980,229
		41,554,079
Food Products — 3.7%
Conagra Brands, Inc.	418,840	11,484,593
Danone SA	130,860	7,217,942
JDE Peet's NV	173,277	4,838,195
Mondelez International, Inc., Class A	120,656	8,373,526
		31,914,256
Gas Utilities — 0.5%
Atmos Energy Corp.	37,344	3,955,850
Ground Transportation — 1.0%
Heartland Express, Inc.	561,338	8,246,055
Health Care Equipment and Supplies — 5.3%
GE HealthCare Technologies, Inc.	66,122	4,498,941
Medtronic PLC	332,907	26,086,592
Zimmer Biomet Holdings, Inc.	132,813	14,904,275
		45,489,808
Health Care Providers and Services — 3.7%
Cardinal Health, Inc.	76,640	6,653,885
CVS Health Corp.	166,060	11,594,309
Laboratory Corp. of America Holdings	32,370	6,507,989
Universal Health Services, Inc., Class B	52,240	6,568,135
		31,324,318
Health Care REITs — 0.7%
Healthpeak Properties, Inc.	331,860	6,092,950
Hotels, Restaurants and Leisure — 0.7%
Sodexo SA	56,670	5,834,038
Household Products — 1.3%
Colgate-Palmolive Co.	62,310	4,430,864
Kimberly-Clark Corp.	52,690	6,367,587
		10,798,451
Industrial Conglomerates — 1.8%
General Electric Co.	90,798	10,037,719
Siemens AG	38,670	5,526,277
		15,563,996
Insurance — 2.2%
Allstate Corp.	76,710	8,546,261

Reinsurance Group of America, Inc.	34,231	4,969,999
Willis Towers Watson PLC	23,620	4,935,635
		18,451,895
Leisure Products — 0.5%
Mattel, Inc.(1)	189,843	4,182,241
Machinery — 1.2%
IMI PLC	335,836	6,390,766
Oshkosh Corp.	44,300	4,227,549
		10,618,315
Media — 0.6%
Interpublic Group of Cos., Inc.	171,650	4,919,489
Metals and Mining — 0.7%
BHP Group Ltd.	214,610	6,028,568
Multi-Utilities — 1.1%
Engie SA	272,500	4,179,103
WEC Energy Group, Inc.	68,100	5,485,455
		9,664,558
Oil, Gas and Consumable Fuels — 7.6%
Chevron Corp.	82,927	13,983,151
ConocoPhillips	58,924	7,059,095
Exxon Mobil Corp.	186,990	21,986,284
Occidental Petroleum Corp.	77,910	5,054,801
Shell PLC	272,210	8,627,483
TotalEnergies SE	128,759	8,465,816
		65,176,630
Paper and Forest Products — 0.8%
Mondi PLC	415,370	6,929,141
Passenger Airlines — 0.9%
Southwest Airlines Co.	282,427	7,645,299
Personal Care Products — 2.0%
Kenvue, Inc.	245,341	4,926,447
Unilever PLC	249,760	12,364,958
		17,291,405
Pharmaceuticals — 9.6%
Bristol-Myers Squibb Co.	185,658	10,775,590
Johnson & Johnson	167,202	26,041,712
Merck & Co., Inc.	85,892	8,842,581
Pfizer, Inc.	517,939	17,180,037
Roche Holding AG	30,490	8,323,802
Sanofi	60,470	6,492,981
Teva Pharmaceutical Industries Ltd., ADR(1)	397,236	4,051,807
		81,708,510
Residential REITs — 0.5%
Equity Residential	67,430	3,958,815
Retail REITs — 1.8%
Agree Realty Corp.	101,170	5,588,631
Realty Income Corp.	82,620	4,126,043
Regency Centers Corp.	97,260	5,781,134
		15,495,808
Semiconductors and Semiconductor Equipment — 2.8%
Intel Corp.	420,845	14,961,040
QUALCOMM, Inc.	66,250	7,357,725
Teradyne, Inc.	14,810	1,487,812
		23,806,577

Software — 0.5%
Oracle Corp. (New York)	41,783	4,425,655
Technology Hardware, Storage and Peripherals — 0.4%
HP, Inc.	126,877	3,260,739
Textiles, Apparel and Luxury Goods — 0.5%
Ralph Lauren Corp.	36,100	4,190,849
Trading Companies and Distributors — 0.9%
MSC Industrial Direct Co., Inc., Class A	77,262	7,583,265
TOTAL COMMON STOCKS (Cost $703,534,602)		835,796,695
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	33,213	33,213
Repurchase Agreements — 2.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $2,352,741), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $2,296,423)		2,295,419
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 1/15/30, valued at $15,218,438), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $14,926,577)		14,920,000
		17,215,419
TOTAL SHORT-TERM INVESTMENTS (Cost $17,248,632)		17,248,632
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $720,783,234)		853,045,327
OTHER ASSETS AND LIABILITIES — (0.1)%		(593,910)
TOTAL NET ASSETS — 100.0%		$852,451,417

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,591,068	AUD	7,136,856	Bank of America N.A.	12/22/23	$(10,265)
USD	6,314,982	CHF	5,703,155	Morgan Stanley	12/22/23	28,150
USD	22,984,989	EUR	21,623,915	Bank of America N.A.	12/22/23	36,295
USD	22,989,141	EUR	21,623,915	JPMorgan Chase Bank N.A.	12/22/23	40,447
USD	22,993,747	EUR	21,623,915	Morgan Stanley	12/22/23	45,053
USD	16,227,293	GBP	13,281,464	Goldman Sachs & Co.	12/22/23	13,352
						$153,032

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Automobile Components	$5,312,652	$5,465,178	—
Beverages	—	5,726,000	—
Building Products	—	3,749,028	—
Chemicals	—	4,721,726	—
Consumer Staples Distribution & Retail	8,785,318	11,263,201	—
Electrical Equipment	7,308,321	4,810,032	—
Food Products	19,858,119	12,056,137	—
Hotels, Restaurants and Leisure	—	5,834,038	—
Industrial Conglomerates	10,037,719	5,526,277	—
Machinery	4,227,549	6,390,766	—
Metals and Mining	—	6,028,568	—
Multi-Utilities	5,485,455	4,179,103	—
Oil, Gas and Consumable Fuels	48,083,331	17,093,299	—
Paper and Forest Products	—	6,929,141	—
Personal Care Products	4,926,447	12,364,958	—
Pharmaceuticals	66,891,727	14,816,783	—
Other Industries	527,925,822	—	—
Short-Term Investments	33,213	17,215,419	—
	$708,875,673	$144,169,654	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$163,297	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$10,265	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.